Stock-Based Employee Compensation	12 Months Ended
Feb. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED EMPLOYEE COMPENSATION
STOCK-BASED EMPLOYEE COMPENSATION:

We have two stock-based employee compensation plans (as further discussed below). Total compensation cost and income tax benefits recognized for our stock-based awards are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Total compensation cost recognized in our results of operations	$56.1	$54.0	$55.0
Total income tax benefit recognized in our results of operations	$18.5	$17.8	$18.7

Long-term stock incentive plan –
Under our Long-Term Stock Incentive Plan, nonqualified stock options, restricted stock, restricted stock units, performance share units and other stock-based awards may be granted to our employees, officers and directors. The aggregate number of shares of our Class A Common Stock and Class 1 Common Stock available for awards under our Long-Term Stock Incentive Plan is 108,000,000 shares.

The exercise price, vesting period and term of nonqualified stock options granted are established by the committee administering the plan (the “Committee”). The exercise price of any nonqualified stock option may not be less than the fair market value of our Class A Common Stock on the date of grant. Nonqualified stock options generally vest and become exercisable over a four-year period from the date of grant and expire as established by the Committee, but not later than ten years after the grant date.

Grants of restricted stock, restricted stock units, performance share units and other stock-based awards may contain such vesting periods, terms, conditions and other requirements as the Committee may establish. Restricted stock and restricted stock unit awards are based on service and generally vest over one to four years from the date of grant. Performance share unit awards are based on service and the satisfaction of certain performance conditions, and vest over a required employee service period, generally from one to three years from the date of grant, which closely matches the performance period. The performance conditions include the achievement of specified financial or operational performance metrics, or market conditions which require the achievement of specified levels of shareholder return relative to other companies as defined in the applicable performance share unit agreement. The actual number of shares to be awarded upon vesting of a performance share unit award will range between 0% and 200% of the target award, based upon the measure of performance as certified by the Committee.

A summary of stock option activity, primarily under our Long-Term Stock Incentive Plan, is as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding as of March 1	9,541,393	$34.03	13,613,615	$25.46	15,314,074	$21.82
Granted	648,147	$157.01	838,996	$117.17	881,584	$79.86
Exercised	(1,948,236)	$25.79	(4,689,588)	$22.25	(2,527,458)	$22.02
Forfeited	(170,711)	$109.23	(220,433)	$71.75	(52,779)	$42.79
Expired	(338)	$31.92	(1,197)	$21.02	(1,806)	$19.55
Outstanding as of last day of February	8,070,255	$44.31	9,541,393	$34.03	13,613,615	$25.46
Exercisable	6,456,382	$26.66	7,348,309	$21.37	10,499,030	$19.45

As of February 28, 2017, the aggregate intrinsic value of our options outstanding and exercisable was $924.1 million and $853.3 million, respectively. In addition, the weighted average remaining contractual life for our options outstanding and exercisable was 4.7 years and 3.8 years, respectively.

The fair value of stock options vested, and the intrinsic value of and tax benefit realized from the exercise of stock options, are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Fair value of stock options vested	$20.3	$20.1	$19.6
Intrinsic value of stock options exercised	$260.4	$514.9	$185.8
Tax benefit realized from stock options exercised	$106.0	$193.5	$62.2

The weighted average grant-date fair value of stock options granted and the weighted average assumptions used to estimate the fair value on the date of grant using the Black-Scholes option-pricing model are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Grant-date fair value	$40.09	$31.14	$27.77
Expected life (1)	5.9 years	5.9 years	5.9 years
Expected volatility (2)	27.1%	28.5%	32.4%
Risk-free interest rate (3)	1.6%	1.6%	2.1%
Expected dividend yield (4)	1.0%	1.1%	0.0%

(1)	Based on historical experience of employees’ exercise behavior for similar type awards.

(2)	Based primarily on historical volatility levels of our Class A Common Stock.

(3)	Based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life.

(4)	Based on the calculated yield on our Class A Common Stock at date of grant using the current fiscal year projected annualized dividend distribution rate.

A summary of restricted Class A Common Stock activity under our Long-Term Stock Incentive Plan is as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value
Restricted Stock Awards
Outstanding balance as of March 1, Nonvested	4,984	$119.37	117,054	$25.15	408,744	$20.18
Granted	4,088	$166.34	4,984	$119.37	6,424	$87.13
Vested	(4,984)	$119.37	(116,810)	$25.16	(289,688)	$20.90
Forfeited	—	$—	(244)	$20.60	(8,426)	$20.43
Outstanding balance as of last day of February, Nonvested	4,088	$166.34	4,984	$119.37	117,054	$25.15

Restricted Stock Units
Outstanding balance as of March 1, Nonvested	917,009	$70.23	1,063,726	$51.16	1,104,580	$39.87
Granted	174,187	$156.74	230,742	$122.60	250,923	$80.72
Vested	(567,643)	$54.29	(269,903)	$44.48	(241,895)	$32.34
Forfeited	(67,854)	$108.56	(107,556)	$58.65	(49,882)	$41.05
Outstanding balance as of last day of February, Nonvested	455,699	$117.44	917,009	$70.23	1,063,726	$51.16

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value	Number	Weighted Average Grant-Date Fair Value
Performance Share Units
Outstanding balance as of March 1, Nonvested	501,261	$92.41	617,684	$58.21	798,600	$39.67
Granted	75,765	$190.33	155,671	$146.25	108,290	$99.64
Performance achievement (1)	105,330	$66.50	219,720	$38.47	268,260	$21.65
Vested	(359,370)	$60.50	(439,440)	$38.47	(536,520)	$21.65
Forfeited	(72,653)	$144.26	(52,374)	$75.42	(20,946)	$47.21
Outstanding balance as of last day of February, Nonvested	250,333	$141.91	501,261	$92.41	617,684	$58.21

(1)	Reflects the number of awards achieved above target levels based on actual performance measured at the end of the performance period.

The fair value of shares vested for our restricted Class A Common Stock awards is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Restricted stock awards	$0.8	$13.7	$23.6
Restricted stock units	$89.4	$31.7	$19.7
Performance share units	$57.2	$51.5	$43.6

The weighted average grant-date fair value of performance share units granted with a market condition and the weighted average assumptions used to estimate the fair value on the date of grant using the Monte Carlo Simulation model are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Grant-date fair value	$204.53	$153.64	$101.05
Grant-date price	$157.33	$117.08	$79.61
Performance period	2.8 years	3.0 years	3.0 years
Expected volatility (1)	20.6%	33.5%	38.2%
Risk-free interest rate (2)	1.0%	0.9%	0.8%
Expected dividend yield (3)	0.0%	0.0%	0.0%

(1)	Based primarily on historical volatility levels of our Class A Common Stock.

(2)	Based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the performance period.

(3)	No expected dividend yield for the years ended February 28, 2017, and February 29, 2016, as units granted earn dividend equivalents.

Employee stock purchase plan –
We have a stock purchase plan (the “Employee Stock Purchase Plan”) under which 9,000,000 shares of Class A Common Stock may be issued. Under the terms of the plan, eligible employees may purchase shares of our Class A Common Stock through payroll deductions. The purchase price is the lower of 85% of the fair market value of the stock on the first or last day of the purchase period. For the years ended February 28, 2017, February 29, 2016, and February 28, 2015, employees purchased 77,671 shares, 89,155 shares and 117,301 shares, respectively, under this plan.

Other –
As of February 28, 2017, there was $76.2 million of total unrecognized compensation cost related to nonvested stock-based compensation arrangements granted under our stock-based employee compensation plans. This cost is expected to be recognized in our results of operations over a weighted-average period of 2.2 years. With respect to the issuance of shares under any of our stock-based compensation plans, we have the option to issue authorized but unissued shares or treasury shares.